Basic and diluted net (loss)/income per share	12 Months Ended
Dec. 31, 2015
Basic and diluted net (loss)/income per share [Abstract]
Basic and diluted net (loss)/income per share
21.	Basic and diluted net (loss)/income per share

Basic and diluted net (loss)/income per share for the years ended December 31, 2013, 2014 and 2015 are calculated as follows:

	Year ended December 31,
	2013	2014	2015

Numerator (RMB'000):
Net income/(loss) attributable to the ordinary shareholders of the Company	28,132	(16,875)	46,885
Accretion to convertible redeemable preferred shares redemption value	(262,782)	(1,054,890)	—
Deemed dividend to Series A preferred shareholders	(14,402)	—	—
Deemed dividend to Li Meiping Ordinary shares	(29,075)	—	—
Numerator of basic net (loss)/income per share - net (loss)/income attributable to ordinary shareholders of the Company	(278,127)	(1,071,765)	46,885
Dilutive effect of preferred share	—	—	—
Numerator for diluted (loss)/income per share - net (loss)/income attributable to ordinary shareholders	(278,127)	(1,071,765)	46,885
Denominator (Thousand shares):
Denominator for basic net (loss)/income per share-weighted average number of shares outstanding	39,930	94,548	177,446
Dilutive effect of share options and restricted shares	—	—	5,881
Denominator for diluted net (loss)/income per share-weighted average number of shares outstanding	39,930	94,548	183,327
Basic net (loss)/income per share (RMB)	(6.97)	(11.34)	0.26
Diluted net (loss)/income per share (RMB)	(6.97)	(11.34)	0.26

The Company's Preferred Shares are participating securities and as such would be included in the calculation of basic (loss)/income earnings per share under the two-class method. According to the contractual terms of the Preferred Shares, the Preferred Shareholders do not have a contractual obligation to share in the losses of the Company. Therefore no loss was allocated to the Preferred Shares in the computation of basic loss per share for the years ended December 31, 2013 and 2014. No effect of Preferred Shares in 2015 as all the Preferred Shares of the Company had been converted into ordinary shares in 2014.

The Preferred Shares, Li Meiping Ordinary shares, share options and warrants were excluded from the computation of diluted net loss per share for the years ended December 31, 2013 and 2014 because including them would have had an anti-dilutive effect.

The following table summarizes information regarding the weighted average number of ordinary shares equivalents which were excluded from the computation of diluted net (loss)/income per ordinary share as they would be anti-dilutive:

	Year ended December 31,
	2013	2014	2015

Preferred shares-weighted average (thousands)	55,930	55,071	—
Share options-weighted average (thousands)	2,660	2,703	—
Warrants -weighted average (thousands)	5,560	—	—